Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities
Payroll-related liabilities	€ 12,786	€ 15,192	€ 11,836
Non-income tax payables	1,139	2,016	2,058
Accrued charges	927	1,718	1,170
Advances received	289	795	276
Derivatives	0	0	118
Cash settled share-based payment plan	0	9	147
Other current liabilities	562	227	367
Total	€ 15,703	€ 19,957	€ 15,972